CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) - EUR (€) € in Thousands	Total	Series A Tranche I I	Issued capital [member]	Issued capital [member] Series A Tranche I I	Share premium [member]	Share premium [member] Series A Tranche I I	Other reserves [member]	Translation differences	Retained earnings [member]
Opening balance at Dec. 31, 2021	€ 49,791		€ 113		€ 83,763		€ 591		€ (34,676)
Equity contribution		€ 79,680		€ 57		€ 79,623
Share based compensation	438						438
(Loss) / profit for the period	54,513								54,513
Total comprehensive (loss) / profit for the period	54,513								54,513
Ending balance at Jun. 30, 2022	184,422		170		163,386		1,029		19,837
Opening balance at Dec. 31, 2022	484,521		9,787		589,404		4,691		(119,361)
Exercise of Warrants	9,423		90		9,333
Exercise of Company Options	96		2		138		(44)
Share based compensation	12,205						12,205
(Loss) / profit for the period	(75,102)								(75,102)
Other comprehensive (loss) / profit for the period	(8,879)							€ (8,879)
Total comprehensive (loss) / profit for the period	(83,981)							(8,879)	(75,102)
Ending balance at Jun. 30, 2023	€ 422,264		€ 9,879		€ 598,875		€ 16,852	€ (8,879)	€ (194,463)